Variable Interest Entities (Tables)	9 Months Ended
Dec. 31, 2019
Variable Interest Entity, Primary Beneficiary
Information about Variable Interest Entities (Consolidated and Non-consolidated)
Information about VIEs (consolidated and
non-consolidated)
for the Company and its subsidiaries are as follows:

1.	Consolidated VIEs
March 31, 2019

	Millions of yen
Types of VIEs	Total assets *1	Total liabilities *1	Assets which are pledged as collateral *2	Commitments *3
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	2,014	0	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	94,404	31,208	49,587	0
(d) VIEs for corporate rehabilitation support business	564	30	0	0
(e) VIEs for investment in securities	72,347	121	42	0
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	228,859	175,115	228,859	0
(g) VIEs for securitization of loan receivable originated by third parties	2,264	2,729	2,264	0
(h) VIEs for power generation projects	282,739	195,915	242,937	54,533
(i) Other VIEs	149,333	45,082	120,312	0

Total	¥832,524	¥450,200	¥644,001	¥54,533

December 31, 2019

	Millions of yen
Types of VIEs	Total assets *1	Total liabilities *1	Assets which are pledged as collateral *2	Commitments *3
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	2,485	1	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	89,455	16,597	18,204	0
(d) VIEs for corporate rehabilitation support business	750	262	0	0
(e) VIEs for investment in securities	64,121	44	0	0
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	221,885	129,068	221,885	0
(g) VIEs for securitization of loan receivable originated by third parties	2,495	3,193	2,495	0
(h) VIEs for power generation projects	397,330	285,406	356,841	42,015
(i) Other VIEs	170,143	71,216	150,321	0

Total	¥948,664	¥505,787	¥749,746	¥42,015

*1	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
*2	The assets are pledged as collateral by VIE for financing of the VIE.
*3	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

Variable Interest Entity, Not Primary Beneficiary
Information about Variable Interest Entities (Consolidated and Non-consolidated)
2.	Non-consolidated VIEs

March 31, 2019

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss *
Types of VIEs	Total assets	Non-recourse loans	Investments
(a) VIEs for liquidating customer assets	¥8,524	¥0	¥991	¥991
(b) VIEs for acquisition of real estate and real estate development projects for customers	34,872	0	3,426	3,426
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	3,493,461	0	60,329	81,337
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of loan receivable originated by third parties	982,353	0	21,768	21,776
(h) VIEs for power generation projects	26,495	0	1,783	1,783
(i) Other VIEs	391,602	3,200	32,569	37,947

Total	¥4,937,307	¥3,200	¥120,866	¥147,260

December 31, 2019

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss *
Types of VIEs	Total assets	Non-recourse loans	Investments
(a) VIEs for liquidating customer assets	¥8,452	¥0	¥991	¥991
(b) VIEs for acquisition of real estate and real estate development projects for customers	36,619	0	2,527	2,527
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	3,723,534	0	56,979	74,001
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of loan receivable originated by third parties	1,128,788	0	17,227	17,233
(h) VIEs for power generation projects	25,264	0	1,709	1,709
(i) Other VIEs	195,637	2,929	11,449	14,495

Total	¥5,118,294	¥2,929	¥90,882	¥110,956

*	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.